CONVERTIBLE DEBENTURES	9 Months Ended
Jan. 31, 2018
Convertible Debentures
CONVERTIBLE DEBENTURES

10. CONVERTIBLE DEBENTURES

On November 27, 2017 the entered into and closed on a Securities Purchase Agreement (“SPA”) with Bellridge Capital L.P. (“Bellridge”), pursuant to which the Company issued a senior secured convertible promissory note in the aggregate principal amount of $526,316 (“Note”) for an aggregate purchase price of $500,000, net of a $26,316 original issue discount and $10,000 of legal fees. The Company also incurred additional debt issuance costs of $50,000.  The total debt issue costs of $86,316 have been netted against the principal and will be amortized over the term of the loan using the effective interest rate method. In addition, the Company issued 7,894,737 warrants to Bellridge with a term of six months at an exercise price equal to the lesser of (i) $.10 per share and (ii) 70% of the lowest traded price of the Company’s common stock during the prior twenty consecutive trading days. The Company also agreed to issue 2,793,296 shares to Bellridge in connection with the loan.  The interest on the outstanding principal due under the Note accrues at a rate of 5% per annum. All principal and accrued interest under the Note is due on November 27, 2018 and is convertible into shares of the Company’s Common Stock at a conversion price equal to the lesser of (i) $0.10 and (ii) 70% of the lowest traded market price in the 20 consecutive trading days prior to the conversion date.

The Company has evaluated whether separate financial instruments with the same terms as the conversion features above would meet the characteristics of a derivative instrument as described in paragraphs ASC 815-15-25. The terms of the contracts do not permit net settlement, as the shares delivered upon conversion are not readily convertible to cash. The Company’s trading history indicated that the shares are thinly traded and the market would not absorb the sale of the shares issued upon conversion without significantly affecting the price. As the conversion features would not meet the characteristics of a derivative instrument as described in paragraphs ASC 815-15-25, the conversion features are not required to be separated from the host instrument and accounted for separately. As a result, at January 31, 2018, the conversion features and non-standard anti-dilutions provisions would not meet derivative classification.

The relative fair values of the convertible note, the warrants and the shares were $140,733, $284,751 and $100,832, respectively.  The effective conversion price was then determined to be $0.063. As the stock price at the issuance date was greater than the effective conversion price, it was determined that there was a beneficial conversion feature. The Company recognized the relative fair value of the shares issuable of $100,832 and an equivalent discount that reduced the carrying value of the convertible debt to $425,484.  The Company then recognized the relative fair value of the warrants of $284,751 as additional-paid-in capital and an equivalent discount that further reduced the carrying value of the convertible debt to $140,733. The beneficial conversion feature of $54,417, the OID of $26,316 and debt financing costs of $60,000 discounted the convertible debenture such that the carrying value of the convertible debt on the date of issue was $0. The discount is being expensed over the term of the loan to increase the carrying value to the face value of the loan. The Company determined that there was no derivative liability associated with the debenture under ASC 815-15 Derivatives and Hedging. During the nine months ended January 31, 2018, the Company recorded accretion of discount of $12,161 increasing the carrying value of the loan to $12,161. As at January 31, 2018, the Company has recorded accrued interest of $4,037 (2017 - $nil).

As part of the SPA, Bellridge is loaning the Company a minimum of $500,000 to a maximum of $1,500,000.00 (“Loan”). The first tranche was the $500,000 in form of the Note above. The next tranche of $500,000 will be due in 5 days after the Company receives its first comments concerning the registration statement to be filed and the final tranche of $500,000 will be funded upon the effectiveness of the registration statement that we will file covering the shares of our common stock issuable upon conversion of the notes. Refer to Note 15 for an amendment to the second tranche of the Loan.

In connection with the Note and SPA, the Company also entered into a Registration Rights Agreement obligating the Company to register the shares issuable upon conversion of the Note with the Securities and Exchange Commission. The Company also issued security agreements whereby it granted Bellridge a security interest in its assets and intellectual property. The obligations of the Company to repay the Note are guaranteed by the Company’s subsidiaries. The Company will utilize the proceeds of the Bellridge loan to support its proposed development of the software license obtained from Black Cactus